Redeemable Convertible Preferred Shares - Movements in Redeemable Convertible Preferred Shares (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movements in Redeemable Convertible Preferred Shares
Balance at the beginning of the period	¥ 2,743,144	¥ 2,357,079	¥ 2,278,046
Redemption value accretion	116,308	248,186	228,468
Foreign currency translation adjustment	73,634	137,879	(149,435)
Conversion of Redeemable Convertible Preferred Shares to Class A Ordinary Shares	(2,933,086)
Balance at the end of the period		2,743,144	2,357,079
Series A-2 Redeemable Convertible Preferred Shares
Movements in Redeemable Convertible Preferred Shares
Balance at the beginning of the period	102,743	89,814	88,300
Redemption value accretion	3,041	7,735	7,250
Foreign currency translation adjustment	2,747	5,194	(5,736)
Conversion of Redeemable Convertible Preferred Shares to Class A Ordinary Shares	(108,531)
Balance at the end of the period		102,743	89,814
Series B Redeemable Convertible Preferred Shares
Movements in Redeemable Convertible Preferred Shares
Balance at the beginning of the period	446,889	390,651	384,068
Redemption value accretion	15,642	33,646	31,532
Foreign currency translation adjustment	11,870	22,592	(24,949)
Conversion of Redeemable Convertible Preferred Shares to Class A Ordinary Shares	(474,401)
Balance at the end of the period		446,889	390,651
Series C Redeemable Convertible Preferred Shares
Movements in Redeemable Convertible Preferred Shares
Balance at the beginning of the period	2,193,512	1,876,614	1,805,678
Redemption value accretion	97,625	206,805	189,686
Foreign currency translation adjustment	59,017	110,093	(118,750)
Conversion of Redeemable Convertible Preferred Shares to Class A Ordinary Shares	¥ (2,350,154)
Balance at the end of the period		¥ 2,193,512	¥ 1,876,614